Related party transactions: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Business travel-aircraft expense	$ 336	$ 1,061	$ 1,857